Prepaid expenses and other current assets	12 Months Ended
Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Prepaid income taxes	156,728	—	—
Derivative instruments	63,818	48,837	750
Interest receivable on term deposits	63,352	251,273	3,859
Other	212,039	814,372	12,508

Total	495,937	1,114,482	17,117